Business and Presentation (Details Textual) (USD $)	1 Months Ended	12 Months Ended		1 Months Ended	3 Months Ended
	Jan. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Jun. 25, 2014	Mar. 31, 2014	Dec. 31, 2012
Concentration Risk, Percentage		5.00%
Allowance for Doubtful Accounts Receivable		$ 32,469	$ 16,497			$ 42,709
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		200,989,054	61,134,957
Repayments of Notes Payable		6,201,143	1,020,000
Debt Conversion, Converted Instrument, Amount		3,067,423	523,927
Cash		15,946,425	3,286,713			2,615,805
Deferred Licensing Revenue		1,442,000
Licenses Revenue		402,264	167,657
Medical Device Excise Tax Percentage	2.30%
Minimum Cash Balance		5,000,000
Restructuring Reserve		413,000
Product Warranty Accrual, Warranties Issued		600,000
Inventory Valuation Reserves		90,000	0
Minimum [Member]
Property, Plant and Equipment, Useful Life		3 years
Maximum [Member]
Property, Plant and Equipment, Useful Life		5 years
Furniture Lab And Manufacturing Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life		7 years
Furniture Lab And Manufacturing Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life		10 years
Centrifuges [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life		3 years
Centrifuges [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life		6 years
Safe Harbor Plan [Member]
Defined Contribution Plan, Employer Discretionary Contribution Amount		175,000	164,000
Convertible Debt Facility [Member]
Convertible Debt					35,000,000
Proceeds from Convertible Debt				26,000,000	9,000,000
Proceeds From Issuance Of Common Stock And Warrants					2,000,000
Repayments of Notes Payable					5,900,000
Repayments of Convertible Debt					300,000
Debt Conversion, Converted Instrument, Amount					3,100,000
Federal Deposit Insurance Corporation [Member]
Cash, Uninsured Amount		15,486,000	2,667,000
Arthrex [Member] | Accounts Receivable [Member]
Concentration Risk, Percentage		64.00%
Arthrex [Member] | Sales Revenue, Net [Member]
Concentration Risk, Percentage		91.00%	47.00%
Aldagen Inc [Member]
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net		422,000
Angel [Member]
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net		$ 707,000
Angel [Member] | Arthrex [Member]
Concentration Risk, Percentage		100.00%
Non United States [Member]
Percentage Of Product Sales		27.00%	9.00%